3. Investment in associates (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Investment in associates	$ 4,664,005	$ 4,697,625
Share of the profit of associates	$ 108,750	$ 1,515,649	$ 2,249,648
Associate 1
Disclosure of associates [line items]
Name of associate	Termoeléctrica José de San Martin S.A.	Termoeléctrica José de San Martin S.A.	Termoeléctrica José de San Martin S.A.
Investment in associates	$ 39,811	$ 88,419
Share of the profit of associates	$ 26,343	$ 62,538	$ 75,210
Associate 2
Disclosure of associates [line items]
Name of associate	Termoeléctrica Manuel Belgrano S.A.	Termoeléctrica Manuel Belgrano S.A.	Termoeléctrica Manuel Belgrano S.A.
Investment in associates	$ 27,070	$ 95,075
Share of the profit of associates	$ (719)	$ 60,939	$ 61,206
Associate 3
Disclosure of associates [line items]
Name of associate	ECOGAS Group (Note 3.2)	ECOGAS Group (Note 3.2)	ECOGAS Group (Note 3.2)
Investment in associates	$ 4,482,447	$ 4,383,459
Share of the profit of associates	$ 98,988	$ 1,391,323	$ 2,117,789
Associate 4
Disclosure of associates [line items]
Name of associate	Transportadora de Gas del Mercosur S.A.	Transportadora de Gas del Mercosur S.A.	Transportadora de Gas del Mercosur S.A.
Investment in associates	$ 114,669	$ 130,530
Share of the profit of associates	$ (15,862)	$ (9,115)	$ (5,500)
Associate 5
Disclosure of associates [line items]
Name of associate	Others	Others	Others
Investment in associates	$ 8	$ 142
Share of the profit of associates	$ 0	$ 9,964	$ 943